Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 07, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2012